Risk Management (Details 26) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gross of reinsurance | Auto
Reinsurance
Reinsurance	R$ (21,721)	R$ (22,347)
Gross of reinsurance | RE (Elementary branch)
Reinsurance
Reinsurance	(8,366)	(9,940)
Gross of reinsurance | Life
Reinsurance
Reinsurance	(29,633)	(28,146)
Gross of reinsurance | Dental
Reinsurance
Reinsurance	(3,941)	(3,495)
Gross of reinsurance | Health
Reinsurance
Reinsurance	(104,574)	(97,923)
Net of reinsurance | Auto
Reinsurance
Reinsurance	(21,721)	(22,347)
Net of reinsurance | RE (Elementary branch)
Reinsurance
Reinsurance	(7,980)	(8,893)
Net of reinsurance | Life
Reinsurance
Reinsurance	(29,541)	(28,050)
Net of reinsurance | Dental
Reinsurance
Reinsurance	(3,941)	(3,495)
Net of reinsurance | Health
Reinsurance
Reinsurance	R$ (104,574)	R$ (97,923)